Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021	Aug. 01, 2021	Dec. 31, 2016
Share-Based Compensation (Details) [Line Items]
Shares issued				70,685
Plan expiration period	7 years
Termination of employmen	60 days
Options vested period	4 years
Shares outstanding percentage	5.00%
Expected dividend yield	0.00%
Exercise price (in Dollars per share)					$ 1.22
Development related service (in Dollars)	$ 115	$ 52	$ 58
Ordinary Shares [Member]
Share-Based Compensation (Details) [Line Items]
Development related service (in Dollars)
Warrant [Member]
Share-Based Compensation (Details) [Line Items]
Shares issued	354,613				92,516
Development related service (in Dollars)	$ 116	$ 52	$ 58
2016 Incentive Plan [Member] | Ordinary Shares [Member]
Share-Based Compensation (Details) [Line Items]
Shares issued						3,384,454
Board of Directors [Member]
Share-Based Compensation (Details) [Line Items]
Shares issued			462,578
2021 Equity Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Shares issued	4,079,427